MERRILL LYNCH
ASSET INCOME
FUND, INC.



FUND LOGO



Quarterly Report

March 31, 1998


Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program.Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH ASSET INCOME FUND, INC.



Worldwide
Investments as of
March 31, 1998


Percent Breakdown of
Stocks & Fixed-Income          Percent of
Securities by Country          Net Assets++

United States*                   83.8%
United Kingdom                    2.7
Sweden                            2.7
Canada                            2.5
Denmark                           1.7
Japan                             1.0
Italy                             0.9
France                            0.7
Germany                           0.5
Mexico                            0.5
Argentina                         0.2
Bahamas                           0.2
Spain                             0.2
Switzerland                       0.2
Indonesia                         0.2
Netherlands                       0.1
South Africa                      0.1
Australia                         0.1
Norway                            0.1
South Korea                       0.0+++

[FN]
  *Includes investments in short-term securities.
 ++Percent of net assets may not total 100%.
+++Percent of net assets is less than 0.1%.


Ten Largest Industries         Percent of
(Equity Investments)           Net Assets

Telecommunications                2.0%
Insurance                         1.9
Banking                           1.9
Retail Stores                     1.7
Computer Services & Software      1.6
Pharmaceuticals                   1.3
Chemicals                         1.0
Electronics                       0.9
Aerospace                         0.8
Entertainment                     0.7



Ten Largest Holdings       Country        Percent of
(Equity Investments)      of Origin       Net Assets

Allmerica Financial Corp.     US             0.8%
Great Lakes
 Chemical Corp.               US             0.7
Sears, Roebuck & Co.          US             0.6
COMSAT Corporation            US             0.6
International Business
 Machines Corp.               US             0.5
Pfizer Inc.                   US             0.5
General Electric
 Company                      US             0.5
Premier Parks, Inc.           US             0.5
WorldCom, Inc.                US             0.4
Carnival Corp. (Class A)      US             0.4



Merrill Lynch Asset Income Fund, Inc., March 31, 1998


DEAR SHAREHOLDER


The quarter ended March 31, 1998 was positive for most capital markets worldwide, despite periods of volatility. Investors continued to focus on the impact that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. The deterioration of economic conditions in Japan continues to be of particular concern. During the quarter, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity.

The Federal Open Market Committee did not change monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among those US bond investors who had expected imminent monetary policy easing. However, subsequent data releases suggested that US economic growth would remain moderate, which stabilized the bond market. As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy and the Federal Reserve Board's response to them.


Portfolio Matters
As of March 31, 1998, the asset allocation of Merrill Lynch Asset
Income Fund, Inc. was: US bonds, 44% of net assets; foreign bonds, 8%; US stocks, 21%; foreign stocks, 7%; and cash reserves, 20%.

We adopted a more cautious stance toward US bonds in March. During the month, we reduced the Fund's allocation to US bonds and cash from 68% of net assets to 64%. Of greater significance is the reduction we made in the average duration of the Fund's bond holdings from 6.2 years to 4.7 years. The cutback in duration reflected our assessment that the US economy remained somewhat stronger than we had previously anticipated, with strong domestic consumer demand resulting from a high level of consumer confidence. At the same time, the problems in the Asian economies seemed to be having a lesser impact on US business conditions than was the case earlier in 1998. While we believe that the potential for significant further declines in US interest rates is now more limited, we also do not foresee a significant uptrend, given the evidence that US inflation remains subdued and the supply of newly issued US Government securities is likely to be reduced by an expanding budget surplus.

The bulk of the Fund's weighting in the foreign bond sector remains in Europe, including Denmark, Sweden, Italy and the United Kingdom. Early in 1998, we became more optimistic in our outlook for the US dollar. Consequently, we increased the size of the currency hedges to include the equivalent of the full weighting in European stocks and bonds and Japanese equities.

In the US equity sector, our revised interest rate outlook led us to reduce the weighting in the financial services sector in favor of areas which are more sensitive to US economic growth. The most notable sectors which we enlarged included capital goods, communications and technology. Overall, we maintained a balance between the largest-capitalization equities, such as AT&T Corp., General Electric Company and Microsoft Corporation, and secondary companies with strong fundamentals. Examples of the latter included recently established positions in Premier Parks, Inc., Gartner Group, Inc., Orbital Sciences Corp. and Chancellor Media Corp.

In the foreign equity sector, we continued to place emphasis on European companies, given the favorable economic fundamentals and prospects for corporate restructuring. However, our concern over prospects for the Japanese economy has led us to remain underweighted in Japanese equities relative to the unmanaged benchmark, the Morgan Stanley Europe, Australia, Far East Index. In emerging markets, we continued to prefer Latin America, and in particular, Mexico, over the shares of Asian companies.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager

April 30, 1998






PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Asset Income Fund, Inc., March 31, 1998


PERFORMANCE DATA (concluded)


Average Annual
Total Return


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class A Shares*

Year Ended 3/31/98                        +16.00%        +11.36%
Inception (9/02/94)
through 3/31/98                           +10.66         + 9.40

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/98                        +15.14%        +11.14%
Inception (9/02/94)
through 3/31/98                           + 9.83         + 9.61

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/98                        +15.08%        +14.08%
Inception (10/21/94)
through 3/31/98                           +10.37         +10.37

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/98                        +15.72%        +11.09%
Inception (10/21/94)
through 3/31/98                           +10.98         + 9.67

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                          Standardized
                                                     12 Month          3 Month      Since Inception       30-Day Yield
                                                   Total Return      Total Return     Total Return       As of 3/31/98
ML Asset Income Fund, Inc. Class A Shares             +16.00%           +3.73%          +43.63%               3.74%
ML Asset Income Fund, Inc. Class B Shares             +15.14            +3.54           +39.85                3.16
ML Asset Income Fund, Inc. Class C Shares             +15.08            +3.53           +40.44                3.11
ML Asset Income Fund, Inc. Class D Shares             +15.72            +3.76           +43.12                3.50

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception dates are: Class A and Class B Shares, 9/02/94; and Class C and Class D Shares, 10/21/94.


SCHEDULE OF INVESTMENTS                                                                                   (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY        Industries              Held           Common Stocks                      Cost           Value      Net Assets
Argentina      Oil & Gas Producers      700    Yacimientos Petroliferos
                                               Fiscales S.A. (ADR)*                 $    18,908      $    23,800       0.2%

                                               Total Common Stocks in Argentina          18,908           23,800       0.2

Australia      Diversified            1,800    Broken Hill Proprietary Co., Ltd.         23,683           18,390       0.1

                                               Total Common Stocks in Australia          23,683           18,390       0.1

Bahamas        Hotels & Casinos         500    Sun International Hotels Ltd.             21,562           23,687       0.2

                                               Total Common Stocks in the Bahamas        21,562           23,687       0.2

Canada         Automobile Parts         300    Magna International, Inc. (Class A)       16,631           23,381       0.2

               Leisure/Tourism          500    Imax Corp.                                 7,906           14,156       0.1

                                               Total Common Stocks in Canada             24,537           37,537       0.3

France         Electronics              500    Thomson CSF S.A.                          18,420           20,205       0.1

               Oil--Related             200    Elf Aquitaine S.A.                        22,973           26,251       0.2

               Reinsurance              400    Scor S.A.                                 15,237           22,953       0.2

               Semiconductor Capital    300    SGS--Thomson Microelectronics N.V.
               Equipment                       (NY Registered Shares)                    14,852           23,269       0.2

                                               Total Common Stocks in France             71,482           92,678       0.7

Germany        Banking                  350    Bayerische Vereinsbank AG                 21,687           25,582       0.2

               Machinery & Equipment     45    Mannesmann AG                             12,583           32,989       0.3

                                               Total Common Stocks in Germany            34,270           58,571       0.5

Indonesia      Telecommunications     1,320    P.T. Indonesian Satellite Corp. (ADR)*    29,767           20,378       0.2

                                               Total Common Stocks in Indonesia          29,767           20,378       0.2

Italy          Apparel                  400    Gucci Group N.V. (NY Registered Shares)   27,509           19,000       0.1

               Publishing             2,000    Arnoldo Mondadori Editore S.p.A.          16,894           23,061       0.2

                                               Total Common Stocks in Italy              44,403           42,061       0.3

Japan          Banking                2,000    The Bank of Tokyo--Mitsubishi, Ltd.       27,692           24,346       0.2

               Building &             2,000    Matsushita Electric Works, Ltd.           20,763           19,687       0.1
               Construction

               Electronics            1,000    Matsushita Electric Industrial
                                               Co., Ltd.                                 14,851           16,081       0.1
                                        300    Sony Corporation (ADR)*                   21,921           25,519       0.2
                                                                                    -----------      -----------     ------
                                                                                         36,772           41,600       0.3

               Insurance              2,000    Tokio Marine & Fire Insurance
                                               Co., Ltd.                                 24,290           22,393       0.2

               Machine Tools          3,000    Makino Milling Machine Co., Ltd.          21,273           20,424       0.2
               & Machinery

                                               Total Common Stocks in Japan             130,790          128,450       1.0


Merrill Lynch Asset Income Fund, Inc., March 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY        Industries              Held           Common Stocks                      Cost           Value      Net Assets
Mexico         Beverages                600    Panamerican Beverages, Inc.
                                               (Class A)                            $    18,859      $    24,075       0.2%

               Financial Services       400    Grupo Financiera Bancomer
                                               S.A. (Class B) (ADR)*                      5,715            4,760       0.0

               Multi-Industry         1,050    Grupo Carso, S.A. de C.V. (ADR)*          16,722           12,821       0.1

               Telecommunications       350    Telefonos de Mexico, S.A. de
                                               C.V. (ADR)*                               16,888           19,731       0.2

                                               Total Common Stocks in Mexico             58,184           61,387       0.5

Netherlands    Oil--International       350    Royal Dutch Petroleum Co.
                                               (NY Registered Shares)                    19,143           19,884       0.1

                                               Total Common Stocks in the Netherlands    19,143           19,884       0.1

Norway         Cruise Lines           3,000    Color Line ASA                            11,280            9,062       0.1

                                               Total Common Stocks in Norway             11,280            9,062       0.1

South Africa   Diversified            2,300    Sasol Limited                             22,963           18,639       0.1

                                               Total Common Stocks in South Africa       22,963           18,639       0.1

South Korea    Engineering &            510    Hyundai Engineering & Construction
               Construction                    Co., Ltd. (GDR)**                          6,551              332       0.0

                                               Total Common Stocks in South Korea         6,551              332       0.0

Spain          Energy & Petroleum       450    Repsol S.A. (ADR)*                        17,019           22,894       0.2

                                               Total Common Stocks in Spain              17,019           22,894       0.2

Sweden         Banking                1,200    ForeningsSparbanken AB                    15,094           39,606       0.3
                                      2,900    Nordbanken Holding AB                     17,224           19,252       0.2
                                                                                    -----------      -----------     ------
                                                                                         32,318           58,858       0.5

               Chemicals                700    Perstorp AB (Class B)                     13,135           12,977       0.1

               Diversified              100    Custos AB (Class A)                        2,576            2,624       0.1
                                        100    Custos AB (Class B)                        2,653            2,605       0.0
                                                                                    -----------      -----------     ------
                                                                                          5,229            5,229       0.1

               Investment Management    800    Bure Investment AB                         6,704           12,125       0.1

               Laser Components         800    Spectra-Physics AB (Class A)              19,323           16,033       0.1

               Real Estate            1,600    Castellum AB                              15,160           16,734       0.1
               Investment Trusts

                                               Total Common Stocks in Sweden             91,869          121,956       1.0

Switzerland    Pharmaceuticals            2    Roche Holding AG                          16,801           21,681       0.2

                                               Total Common Stocks in Switzerland        16,801           21,681       0.2

United         Aerospace                700    British Aerospace PLC                     21,462           23,089       0.2
Kingdom
               Automobile Parts       4,000    LucasVarity PLC                           13,760           16,190       0.1

               Beverages              1,382    Diageo PLC (Class B)                      10,909           16,283       0.1

               Chemicals                250    Imperial Chemical Industries
                                               PLC (ADR)*                                14,299           17,969       0.2

               Foods                  1,700    Devro PLC                                 12,755           14,445       0.1

               Mining                 1,050    Rio Tinto PLC                             15,727           14,114       0.1

               Retail Stores          1,100    Dixons Group PLC                          11,578            9,697       0.1

                                               Total Common Stocks in the
                                               United Kingdom                           100,490          111,787       0.9

United         Aerospace                910    Allied Signal, Inc.                       35,710           38,220       0.3
States                                  750    GenCorp, Inc.                             20,484           23,063       0.2
                                        150    Orbital Sciences Corp.                     3,935            6,731       0.1
                                                                                    -----------      -----------     ------
                                                                                         60,129           68,014       0.6

               Airlines                 450    US Airways Group, Inc.                    28,357           33,356       0.3

               Automobile Parts         850    Federal-Mogul Corp.                       34,036           45,209       0.4

               Automobile Rental        960    Avis Rent-A-Car, Inc.                     30,409           31,140       0.2
                                        900    Hertz Corp. (Class A)                     28,734           41,400       0.3
                                                                                    -----------      -----------     ------
                                                                                         59,143           72,540       0.5

               Banking                  750    Bank of New York Co., Inc.                20,839           47,109       0.4
                                        350    BankAmerica Corp.                         19,241           28,919       0.2
                                        890    First Union Corp.                         44,459           50,508       0.4
                                                                                    -----------      -----------     ------
                                                                                         84,539          126,536       1.0

               Broadcasting             850    Chancellor Media Corp.                    27,513           38,994       0.3

               Broadcasting/Cable     1,742    Tele-Communications TCI
                                               Ventures Group (Class A)                  16,670           30,594       0.2

               Chemicals              1,600    Great Lakes Chemical Corp.                79,156           86,400       0.7

               Commercial Services      940    Gartner Group, Inc. (Class A)             32,565           35,074       0.3

               Computer Services &      450    BMC Software, Inc.                        20,904           37,716       0.3
               Software                 370    Cisco Systems, Inc.                       21,858           25,299       0.2
                                        620    Computer Associates
                                               International, Inc.                       20,018           35,805       0.3
                                        620    International Business Machines
                                               Corp.                                     56,442           64,403       0.5
                                        460    Microsoft Corporation                     29,037           41,141       0.3
                                                                                    -----------      -----------     ------
                                                                                        148,259          204,364       1.6

               Computers              1,080    Compaq Computer Corp.                     35,777           27,945       0.2

               Consumer Products      1,530    Dial Corp.                                30,536           36,624       0.3

               Containers             1,150    Owens-Illinois, Inc.                      32,914           49,738       0.4

               Cosmetics                300    The Gillette Company                      34,322           35,606       0.3

               Cruise Lines             650    Royal Caribbean Cruises Ltd.              30,416           45,541       0.4

               Electronics              700    General Electric Company                  51,042           60,331       0.5

               Entertainment          1,000    Premier Parks, Inc.                       56,457           58,000       0.5
                                        270    The Walt Disney Company                   29,494           28,822       0.2
                                                                                    -----------      -----------     ------
                                                                                         85,951           86,822       0.7

               Financial Services       310    American Express Company                  18,347           28,462       0.2
                                        700    MGIC Investment Corporation               27,000           45,981       0.4
                                                                                    -----------      -----------     ------
                                                                                         45,347           74,443       0.6

               Foods                    800    Keebler Foods Co.                         22,608           24,000       0.2

               Hardware Products        700    Black & Decker Corporation                23,461           37,144       0.3

               Health Care              630    Columbia/HCA Healthcare Corp.             19,167           20,317       0.2
                                      1,900    HEALTHSOUTH Corp.                         49,816           53,319       0.4
                                                                                    -----------      -----------     ------
                                                                                         68,983           73,636       0.6


Merrill Lynch Asset Income Fund, Inc., March 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY        Industries              Held           Common Stocks                      Cost           Value      Net Assets
United States  Insurance              1,500    Allmerica Financial Corp.            $    92,207      $    95,812       0.8%
(concluded)                             900    The Equitable Companies Inc.              47,121           50,794       0.4
                                        700    Travelers Group, Inc.                     28,234           42,000       0.3
                                        500    UNUM Corporation                          15,861           27,594       0.2
                                                                                    -----------      -----------     ------
                                                                                        183,423          216,200       1.7

               Machine Tools            900    Ingersoll-Rand Co.                        27,375           43,144       0.3
               & Machinery              150    SPX Corp.                                  8,786           11,447       0.1
                                                                                    -----------      -----------     ------
                                                                                         36,161           54,591       0.4

               Manufacturing            500    Tyco International Ltd.                   25,812           27,312       0.2

               Medical Equipment        700    DENTSPLY International Inc.               19,237           21,787       0.2

               Natural Gas              700    El Paso Natural Gas Co.                   35,652           49,394       0.4
                                        420    Enron Corp.                               17,745           19,477       0.2
                                                                                    -----------      -----------     ------
                                                                                         53,397           68,871       0.6

               Office Equipment         300    Danka Business Systems PLC (ADR)*(a)      14,816            5,494       0.0

               Oil Service              400    Schlumberger Ltd.                         20,145           30,300       0.2
                                        450    Smith International, Inc.                 21,639           24,778       0.2
                                                                                    -----------      -----------     ------
                                                                                         41,784           55,078       0.4

               Petroleum                850    Unocal Corp.                              28,542           32,884       0.3

               Pharmaceuticals          350    Bristol-Myers Squibb Co.                  33,277           36,509       0.3
                                        610    Pfizer Inc.                               46,981           60,809       0.5
                                        230    Warner-Lambert Co.                        32,904           39,172       0.3
                                                                                    -----------      -----------     ------
                                                                                        113,162          136,490       1.1

               Railroads                350    Burlington Northern Santa Fe Inc.         28,317           36,400       0.3

               Real Estate Investment   380    Starwood Hotel & Resort                   17,100           20,306       0.2
               Trusts

               Retail Specialty         350    Lowe's Companies, Inc.                    25,050           24,566       0.2

               Retail Stores          1,520    Rite Aid Corporation                      24,882           52,060       0.4
                                        950    Safeway Inc.                              28,346           35,091       0.3
                                      1,350    Sears, Roebuck & Co.                      68,791           77,541       0.6
                                        850    Wal-Mart Stores, Inc.                     35,032           43,191       0.3
                                                                                    -----------      -----------     ------
                                                                                        157,051          207,883       1.6

               Semiconductors         1,100    National Semiconductor Corporation        44,311           23,031       0.2

               Telecommunications       300    AT&T Corp.                                19,023           19,687       0.2
                                      2,100    COMSAT Corporation                        64,780           72,319       0.6
                                        200    Globalstar Telecommunications Ltd.        12,877           12,675       0.1
                                        450    SmarTalk Teleservices, Inc.               12,762           14,344       0.1
                                        884    Tele-Communications, Inc. (Class A)
                                               (Convertible Preferred)                   18,169           27,459       0.2
                                      1,300    WorldCom, Inc.                            34,335           55,900       0.4
                                                                                    -----------      -----------     ------
                                                                                        161,946          202,384       1.6

               Tobacco                1,000    Philip Morris Companies, Inc.             43,659           41,687       0.3

               Travel & Lodging         790    Carnival Corp. (Class A)                  22,760           55,102       0.4

               Utilities--Electric      500    Public Service Enterprise
                                               Group, Inc.                               15,737           18,938       0.1

               Waste Management       1,060    USA Waste Services, Inc.                  44,187           47,236       0.4

                                               Total Common Stocks in the
                                               United States                          2,108,176        2,589,151      20.6

                                               Total Investments in
                                               Common Stocks                          2,851,878        3,422,325      27.2

                                      Face
                                     Amount          Fixed-Income Securities

Canada         Federal       C$     350,000    Canadian Government Bonds, 7% due
               Government                      12/01/2006                               265,903          273,797       2.2
               Obligations

                                               Total Fixed-Income Securities
                                               in Canada                                265,903          273,797       2.2

Denmark        Federal      Dkr   1,350,000    Government of Denmark, 7%
               Government                      due 11/15/2007                           216,925          218,142       1.7
               Obligations
                                               Total Fixed-Income Securities
                                               in Denmark                               216,925          218,142       1.7

Italy          Federal      Lit 125,000,000    Buoni Poliennali del Tesoro
               Government                      (Italian Government Bonds),
               Obligations                     8.50% due 1/01/2004                       88,557           80,796       0.6

                                               Total Fixed-Income Securities
                                               in Italy                                  88,557           80,796       0.6

Sweden         Federal      Skr   1,400,000    Government of Sweden, 8%
               Government                      due 8/15/2007                            204,289          209,965       1.7
               Obligations

                                               Total Fixed-Income Securities
                                               in Sweden                                204,289          209,965       1.7

United         Federal    Pound     125,000    UK Treasury Bills, 7.25% due
Kingdom        Govern-    Sterling             12/07/2007                               206,901          230,188       1.8
               ment
               Obligations
                                               Total Fixed-Income Securities
                                               in the United Kingdom                    206,901          230,188       1.8

United         US           US$   1,680,000    US Treasury Bonds, 6.625% due
States         Government                      2/15/2027                              1,745,298        1,822,800      14.5
               Obligations                     US Treasury Notes:
                                  1,425,000       6% due 8/15/1999                    1,426,352        1,432,353      11.4
                                  1,150,000       6.125% due 9/30/2000                1,171,023        1,163,294       9.3
                                    750,000       6.50% due 5/31/2002                   755,039          772,500       6.2
                                    300,000       6.625% due 5/15/2007                  303,734          318,468       2.5
                                                                                    -----------      -----------     ------
                                                                                      3,656,148        3,686,615      29.4

                                               Total Fixed-Income Securities
                                               in the United States                   5,401,446        5,509,415      43.9

                                               Total Investments in Fixed-Income
                                               Securities                             6,384,021        6,522,303      51.9



Merrill Lynch Asset Income Fund, Inc., March 31, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
                                     Face                                                                       Percent of
COUNTRY                             Amount           Short-Term Securities            Cost           Value      Net Assets
United         US           US$   2,424,000    Federal Home Loan Mortgage
States         Government                      Corp., 5.90% due 4/01/1998           $ 2,424,000      $ 2,424,000      19.3%
               Agency
               Obligations***

                                               Total Investments in
                                               Short-Term Securities                  2,424,000        2,424,000      19.3

               Total Investments                                                    $11,659,899       12,368,628      98.4
                                                                                    ===========
               Unrealized Appreciation on Forward Foreign Exchange Contracts++                             9,591       0.1

               Other Assets Less Liabilities                                                             184,774       1.5
                                                                                                     -----------     ------
               Net Assets                                                                            $12,562,993     100.0%
                                                                                                     ===========     ======



               Net Asset Value:      Class A--Based on net assets of $3,209,914 and
                                              303,087 shares outstanding                             $     10.59
                                                                                                     ===========
                                     Class B--Based on net assets of $8,385,813 and
                                              791,838 shares outstanding                             $     10.59
                                                                                                     ===========
                                     Class C--Based on net assets of $509,351 and
                                              48,077 shares outstanding                              $     10.59
                                                                                                     ===========
                                     Class D--Based on net assets of $457,915 and
                                              43,259 shares outstanding                              $     10.59
                                                                                                     ===========


              *American Depositary Receipts (ADR).
             **Global Depositary Receipts (GDR).
            ***Certain USGovernment Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
            (a)Consistent with the general policy of the Securities and Exchange
               Commission, the nationality or domicile of an issuer for
               determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50%
               of the assets of the issuer are situated.

             ++Forward foreign exchange contracts as of March 31, 1998 were as follows:
                                                                Unrealized
               Foreign                        Expiration       Appreciation
               Currency Sold                     Date         (Depreciation)

               A$                   25,000     April 1998        $    10
               C$                  435,000     May 1998            1,872
               Chf                  35,000     April 1998            752
               Dkr               1,550,000     April 1998          3,275
               DM                  140,000     April 1998            941
               Frf                 950,000     April 1998          1,964
               Pound Sterling      215,000     April 1998         (1,011)
               Lit             240,000,000     April 1998          1,563
               Pta               3,400,000     April 1998            249
               Skr               2,800,000     April 1998         (1,604)
               YEN              12,300,000     April 1998          3,258

               Total (US$ Commitment--$1,763,986)                 11,269
                                                                 -------
               Foreign
               Currency Purchased

               Frf                 400,000     April 1998           (919)
               YEN               2,300,000     April 1998           (759)

               Total (US$ Commitment--$83,723)                    (1,678)
                                                                 -------
               Total Unrealized Appreciation on Forward
               Foreign Exchange Contracts--Net
               (US$Commitment--$1,847,709)                       $ 9,591
                                                                 =======



COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended March 31, 1998


 Additions

 AT&T Corp.
 Allmerica Financial Corp.
 The Bank of Tokyo--Mitsubishi, Ltd.
 British Aerospace PLC
 COMSAT Corporation
 Columbia/HCA Healthcare Corp.
 Custos AB (Class A)
 Custos AB (Class B)
 Devro PLC
 Elf Aquitaine S.A.
 The Equitable Companies Inc.
 ForeningsSparbanken AB
 The Gillette Company
 Globalstar Telecommunications Ltd.
 Great Lakes Chemical Corp.
*Illinova Corp.
 Keebler Foods Co.
*Lockheed Martin Corporation
 Lowe's Companies, Inc.
 Makino Milling Machine Co., Ltd.
 Matsushita Electric Industrial Co., Ltd.
 Philip Morris Companies, Inc.
 Premier Parks, Inc.
 Public Service Enterprise Group, Inc.
 Smartalk Teleservices, Inc.
 Sun International Hotels Ltd.
 Tyco International Ltd.
 USA Waste Services, Inc.
 The Walt Disney Company

 Deletions

 Bridgestone Corporation
 Brunswick Corporation
 De Beers Consolidated Mines Limited (ADR)
 Edison International
 Gulf Canada Resources Ltd.
 Glenborough Realty Trust
 Harnischfeger Industries, Inc.
 Hartford Life, Inc. (Class A)
*Illinova Corp.
 Lilly (Eli) & Co.
*Lockheed Martin Corporation
 Maeda Corp.
 Novartis AG (ADR)
 OMI Corporation
 Okumura Corp.
 Prentiss Properties Trust
 Provident Companies, Inc.
 Quantum Corp.
 San Miguel Corp. (Class B)
 Sparbanken Sverige AB (Class A)
 Sunbeam Corporation
 Telecommunicacoes Brasileiras S.A.--
   Telebras (ADR)
 Texas Utilities Company
 Tricon Global Restaurants, Inc.
 Travelers Property Casualty Corp. (Class A)
 Uniao de Bancos Brasileiros S.A.
   (Unibanco) (GDR)

[FN]
*Added and deleted in the same quarter.